Other provisions, contingent liabilities and contingent assets- Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) year	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2016	Dec. 31, 2025 GBP (£) year	Jan. 17, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2022 EUR (€)	Feb. 11, 2021 year
Detail of information about contingent liabilities assets and commitments [Line Items]
Balance sheet for a total amount	€ 84,000,000		€ 84,000,000
Ongoing litigation arising from tax assessments carried out following tax audits in Spain for a disputed sum of EUR	198,000,000		200,000,000
Amended corporate income taxation by limiting the offsetting of net operating losse			0.25
Additional positive impact due to the resolution of the ruling related to Royal Decree-Law 3/2016 (RDL 3/2016) for years after 2023			0.70
Expected amount to be recovered by the Group in relation to the years 2016 to 2023 due to the resolution of the ruling related to Royal Decree-Law 3/2016 (RDL 3/2016)			30,600,000
Guarantees that secure commitments to investIn the capital of infrastructure project companies	€ 105,000,000
Number of types of guarantes given by exinfrastructure project companies to infrastructure project companies | year	2						2
Guarantees related to the divestment of the old services provided	€ 19,000,000
Fine for litigation related to the sanctioning procedure opened by the National Commission of Markets and Competition (CNMC) in relation to the road maintenance sector					€ 5,700,000
Guarantees granted to the buyer related to the litigation opened by the spanish national markets and competition commission CNMC provisioned	6,000,000
Amount of the guarantees provisioned										€ 4,400,000
Capital commitments	149,000,000		427,000,000
Capital commitments terminal one at new yorks JFK airport	63,000,000		329,000,000
Provisions	1,324,000,000		1,311,000,000				£ 3		£ 22
Overhead costs of the business estimated per annum | £		£ 9
Non-controlling interests	1,757,000,000		2,045,000,000	€ 2,113,000,000
Financial closing	199,000,000
Exposure from outstanding guarantees | £							£ 97		£ 295
Tax disputed amount	44
Recoverable amount expected	45
Amount Issued Financial Year	125,000,000
Recovery from executed procedures	15,000,000
Expected Recovery From Execute Procedures	15,000,000
Misae Solar IV
Detail of information about contingent liabilities assets and commitments [Line Items]
Amount Issued Financial Year	93,000,000
Milano Solar, LLC - Infra. Energ.
Detail of information about contingent liabilities assets and commitments [Line Items]
Amount Issued Financial Year	32,000,000
Equity accounted infrastructure projects companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Capital commitments	78,000,000
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Capital commitments	15,000,000
Construction division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	1,756,000,000
Construction division [Member] | D4R7 construction S.R.O. [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Improper use of recycled material cost amount	15,200,000
Construction division [Member] | Equity accounted infrastructure projects companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Capital commitments	1,000,000
Airports division [Member] | Equity accounted infrastructure projects companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Capital commitments	63,000,000
Energy and mobility infrastructure division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Non-controlling interests	30,000,000
UNITED KINGDOM
Detail of information about contingent liabilities assets and commitments [Line Items]
Provisions	22,000,000
POLAND | Mitsubishi Power Europe GmbH [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Consortium led by Power unit in Turrow								52.84%
POLAND | Tecnicas Reunidas S.A. [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Consortium led by Power unit in Turrow								23.58%
POLAND | Budimex S.A [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Claim for liquidated damages and others								€ 248,200,000
Consortium led by Power unit in Turrow								23.58%
Ferrovial construction companies in the united states [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount			1,575,000,000
Ferrovial construction companies in the united states [Member] | UNITED STATES
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	1,360,000,000
Budimex group [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	180,000,000
Other construction companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	216,000,000
Other construction companies [Member] | UNITED KINGDOM
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	116,000,000
Other construction companies [Member] | SPAIN
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	36,000,000
Bank guarantees [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	2,590,000,000
Bonding agencies guarantees [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	4,531,000,000
Insurance companies guarantees [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	€ 818,000,000
Litigation and taxes [Member] | Toll roads division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Proportion of ownership interest of Allan Myers VA in FAM construction, LLC						30.00%
Number of death people as result of the multiple accident on the 35w managed lanes toll road in dallas texas | year											6
Proportion of ownership interest in subsidiary	53.66%	53.66%
Number of vehicles involved in a multiple accident on the 35W managed lanes toll road | year											133
Number of claims resulting from the multiple accident on the 35W Managed Lanes tollway | year	29						29
Proportion of ownership interest of Ferrovial in FAM construction, LLC						70.00%
Litigation and taxes [Member] | Construction division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Provisions	€ 96,000,000		90,000,000
FineId imposed by CNMC by Ferrovial Construction S.A.	38,500,000
Environmental damage caused by D4R7 Construction S.R.O	€ 8,700,000
Proportion of ownership interest of Ferrovial in consorcio Ferrocol Santander				70.00%
Litigation and taxes [Member] | Construction division [Member] | D4R7 construction S.R.O. [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Proportion of ownership interest in subsidiary	65.00%	65.00%
Proportion of ownership interest in D4R7 construction S.R.O.	35.00%	35.00%
Environmental damage caused by D4R7 Construction S.R.O	€ 6,600,000
Bank guarantees and other guarantees issued by insurance companies [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	7,939,000,000		8,260,000,000
Bank guarantees and other guarantees issued by insurance companies [Member] | Toll roads division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	554,000,000		476,000,000
Bank guarantees and other guarantees issued by insurance companies [Member] | Construction division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	6,838,000,000		7,074,000,000
Bank guarantees and other guarantees issued by insurance companies [Member] | Airports division [Member]
Detail of information about contingent liabilities assets and commitments [Line Items]
Gurantees amount	€ 88,000,000		€ 355,000,000